Income Taxes And Tax Status (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes And Tax Status [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation	2020 2019Tax benefit at statutory rate$ (4,111) $ (1,985)State tax benefit (842) (407)Increase in valuation allowance 4,307 2,341Other 646 51 $ - $ -
Schedule Of Deferred Tax Assets And Liabilities	2020 2019Gross deferred tax assets: Net operating loss carry-forward$ 80,848 $ 83,865Research and development credit carry-forward 6,603 7,608Stock compensation 122 (28)Patents and other 1,466 1,479Contingent payment obligations 5,235 3,119Inventories - 139Fixed assets 54 3Accrued liabilities 64 200Lease liabilities 77 142Other - 3 94,469 96,530Less valuation allowance (94,245) (96,320) 224 210Gross deferred tax liabilities: Convertible debt (224) (210) (224) (210)Net deferred tax asset$ - $ -
Schedule Of Unrecognized Tax Benefits Roll Forward	2020 2019Unrecognized tax benefits – beginning of year$ 927 $ 927 Unrecognized tax benefits – end of year$ 927 $ 927